Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO	20 years 4 months 24 days	20 years 9 months 18 days
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 40	kr 50
2022 [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to Alectas plan	kr 1,800